OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(934)	(1,448)	(1,449)
Other comprehensive income/(loss) before reclassifications	(266)	435	(156)
Amounts reclassified from Accumulated Other Comprehensive Loss	(35)	79	157
Net current period other comprehensive (loss)/income	(301)	514	1
AOCI Balance	(1,235)	(934)	(1,448)
Other comprehensive income/(loss) before reclassifications attributable to noncontrolling interest	130	66	(21)
Cash flow hedge losses expected to be reclassified within the next twelve months, before tax	95
Cash flow hedge losses expected to be reclassified within the next twelve months, net of tax	55
Currency translation adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(629)	(707)	(643)
Other comprehensive income/(loss) before reclassifications	111	78	(64)
Amounts reclassified from Accumulated Other Comprehensive Loss	0	0	0
Net current period other comprehensive (loss)/income	111	78	(64)
AOCI Balance	(518)	(629)	(707)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(4)	(116)	(302)
Other comprehensive income/(loss) before reclassifications	(69)	71	48
Amounts reclassified from Accumulated Other Comprehensive Loss	(55)	41	138
Net current period other comprehensive (loss)/income	(124)	112	186
AOCI Balance	(128)	(4)	(116)
Pension and OPEB plan adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(197)	(287)	(236)
Other comprehensive income/(loss) before reclassifications	(102)	67	(73)
Amounts reclassified from Accumulated Other Comprehensive Loss	18	23	22
Net current period other comprehensive (loss)/income	(84)	90	(51)
AOCI Balance	(281)	(197)	(287)
Accumulated Net Unrealized Gain (Loss), Equity Investment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(104)	(338)	(268)
Other comprehensive income/(loss) before reclassifications	(206)	219	(67)
Amounts reclassified from Accumulated Other Comprehensive Loss	2	15	(3)
Net current period other comprehensive (loss)/income	(204)	234	(70)
AOCI Balance	(308)	(104)	(338)